PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

MODERATE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 44.7%
Penn Series Flexibly Managed Fund*	285,091	$17,684,204
Penn Series Index 500 Fund*	350,975	8,795,422
Penn Series Large Cap Growth Fund*	255,920	5,858,015
Penn Series Large Cap Value Fund*	583,089	17,603,461
Penn Series Large Core Value Fund*	836,861	17,590,818
Penn Series Large Growth Stock Fund*	61,076	2,894,372
Penn Series Mid Cap Growth Fund*	241,714	5,856,732
Penn Series Mid Cap Value Fund*	338,765	8,587,684
Penn Series Mid Core Value Fund*	582,893	14,718,043
Penn Series Real Estate Securities Fund*	223,266	6,079,540
Penn Series Small Cap Growth Fund*	64,805	2,877,983
Penn Series Small Cap Index Fund*	124,355	2,861,414
Penn Series Small Cap Value Fund*	157,963	5,800,385
Penn Series SMID Cap Growth Fund*	93,795	2,902,950
Penn Series SMID Cap Value Fund*	437,383	11,673,764

TOTAL AFFILIATED EQUITY FUNDS (Cost $91,938,167)		131,784,787

AFFILIATED FIXED INCOME FUNDS — 38.5%
Penn Series High Yield Bond Fund*	613,524	8,908,362
Penn Series Limited Maturity Bond Fund*	3,489,349	44,628,776
Penn Series Quality Bond Fund*	3,746,254	60,052,454

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $99,824,045)		113,589,592

AFFILIATED INTERNATIONAL EQUITY FUNDS — 16.8%
Penn Series Developed International Index Fund*	1,064,361	14,603,031
Penn Series Emerging Markets Equity Fund*	1,195,882	14,553,882
Penn Series International Equity Fund*	648,538	20,591,082

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $37,748,281)		49,747,995

SHORT-TERM INVESTMENTS — 0.1%

BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 1.860%) (Cost $224,232)	224,232	224,232

TOTAL INVESTMENTS — 100.1% (Cost $229,734,725)		295,346,606

Other Assets & Liabilities — (0.1)%		(367,284)

TOTAL NET ASSETS — 100.0%		$294,979,322

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

Summary of inputs used to value the Fund’s investments as of 9/30/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Observable Input
AFFILIATED EQUITY FUNDS	$131,784,787	$131,784,787	$—	$—
AFFILIATED FIXED INCOME FUNDS	113,589,592	113,589,592	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	49,747,995	49,747,995	—	—
SHORT-TERM INVESTMENTS	224,232	224,232	—	—

TOTAL INVESTMENTS	$295,346,606	$295,346,606	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out of the fair value hierarchy as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

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